Condensed financial information of the parent company - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statements
General and administrative expenses			¥ (112,403)	$ (16,297)	¥ (118,973)	¥ (79,600)
Other operating income			12,876	1,867	26,614	24,790
Loss from operations			(621,245)	(90,073)	(108,999)	131,832
Interest and investment income			52,389	7,596	30,560	10,271
Foreign exchange losses/(gains)			(3,787)	(549)	7,935	485
Change in fair value of warrant liabilities						7,442
Net income/(loss)			(711,240)	(103,120)	(124,615)	75,427
Accretion of convertible redeemable preferred shares					(4,729,719)	(3,206,324)
Deemed dividend of preferred shareholders	¥ (24,229)	$ (3,512)			(104,036)
Net loss attributable to ordinary shareholders of Smart Share Global Limited			(711,240)	(103,120)	(4,958,370)	(3,130,897)
Net income			(711,240)	(103,120)	(124,615)	75,427
Other comprehensive income/(loss)			112,372	16,292	(150,267)	232,957
Foreign currency translation adjustments, net of nil tax			112,372	16,292	(150,267)	232,957
Total comprehensive income/(loss)			(598,868)	(86,828)	(274,882)	308,384
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited			(598,868)	$ (86,828)	(5,108,637)	(2,897,940)
Parent Company
Statements
General and administrative expenses			(7,859)		(6,163)	(1,702)
Other operating income			5,379		3,946
Loss from operations			(2,480)		(2,217)	(1,702)
Interest and investment income			104		547
Foreign exchange losses/(gains)					(25)
Change in fair value of warrant liabilities						(7,442)
Equity in income/(loss) of subsidiaries and the VIEs			(708,864)		(122,970)	84,571
Income/(loss) before income tax expense			(711,240)		(124,615)	75,427
Net income/(loss)			(711,240)		(124,615)	75,427
Accretion of convertible redeemable preferred shares					(4,729,719)	(3,206,324)
Deemed dividend of preferred shareholders					(104,036)
Net loss attributable to ordinary shareholders of Smart Share Global Limited			(711,240)		(4,958,370)	(3,130,897)
Net income			(711,240)		(124,615)	75,427
Other comprehensive income/(loss)			112,372		(150,267)	232,957
Foreign currency translation adjustments, net of nil tax			112,372		(150,267)	232,957
Total comprehensive income/(loss)			598,868		274,882	(308,384)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited			¥ (598,868)		¥ (5,108,637)	¥ (2,897,940)